Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of operating lease right of use assets and lease liabilities

	December 31, 2025	December 31, 2024
Operating lease right-of-use assets, net	$12,501	$108,270
Lease liabilities, current portion	$8,464	$106,706
Lease liabilities, less current portion	$–	$8,114

Schedule of lease term and discount rate

	December 31, 2025	December 31, 2024
Weighted average remaining lease term:
Operating lease	0.08 to 0.25 years	0.83 to 1.00 years
Weighted average discount rate:
Operating lease	10%	10%

Schedule of minimum future lease payments

Amount
Year ending December 31, 2026	$8,989
Total minimum lease payment	8,989
Less: imputed interest	(525)
Present value of future minimum lease payments	$8,464